Long-Term Debt and Other Financial Liabilities	6 Months Ended
Jun. 30, 2021
Long-Term Debt and Other Financial Liabilities [Abstract]
Long-Term Debt and Other Financial Liabilities
6.	Long-Term Debt and Other Financial Liabilities:

The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	June 30, 2021	December 31, 2020
Long-term debt and other financial liabilities	207,917	173,289
Less: Deferred finance costs and debt discounts	(4,088)	(3,527)
Total	203,829	169,762
Less - current portion	(30,616)	(19,417)
Long-term portion	173,213	150,345

Details of the Company’s secured credit and other financial liabilities are discussed in Note 8 of the consolidated financial statements for the year ended December 31, 2020, included in the Company’s 2020 annual report on Form 20-F filed with the SEC on March 31, 2021, and are supplemented by the below new activities within the period.

Senior long-term debt

On February 8, 2021, the Company entered into a supplemental agreement to the facility with UniCredit Bank AG. Pursuant to the supplemental agreement: (i) the application of the Leverage Ratio, the ratio of EBITDA to interest payments and the Security Cover Ratio (each term as defined therein) were waived with retrospective effect from June 2020 onwards (January 2020 for the Security Cover Ration only) and for the remaining duration of the facility, (ii) quarterly installments were reduced from $1,550 to $1,200, effective as of the December 2020 installment, (iii) the applicable margin was increased from 3.2% to 3.5% with effect as of December 29, 2020 until the maturity of the facility, and (iv) the maturity of the loan was extended to December 29, 2022 from December 29, 2020 initially.

On February 12, 2021, the Company entered into a supplemental agreement to the facility with Amsterdam Trade Bank N.V., or the ATB Loan Facility. Pursuant to the supplemental agreement: (i) the Leverage Ratio (as defined therein) was amended to 85% from 75% previously, with retrospective effect from June 2020 onwards and for the remaining duration of the facility, (ii) the ratio of EBITDA to interest payments (as defined therein) was waived with retrospective effect from June 2020 onwards and for the remaining duration of the facility and (iii) the minimum required security cover (as defined therein) was amended to (a) 140% until June 30, 2021 (inclusive), (b) 145% until December 31, 2021 (inclusive) and (c) 150% thereafter and until the maturity of the loan on November 26, 2022.

On March 5, 2021, the Company prepaid the full balance of $21,600 of the Entrust Loan Facility. All securities on the Lordship and all securities created to cross-collateralize the Entrust Loan Facility with the New Entrust Facility were irrevocably and unconditionally released. The balance was paid with cash on hand.

On April 22, 2021, the Company entered into a facility agreement with Aegean Baltic Bank Α.Ε. for a $15,500 term loan for the financing of the Goodship and the Tradership, or the ABB Loan Facility. The facility was available in two tranches: (i) Tranche A of $7,500 for the Goodship was drawn down on April 26, 2021 and (ii) Tranche B of $8,000 for the Tradership was drawn down on June 14, 2021. The loan bears interest of LIBOR plus a margin of 4%. Tranche A is repayable in 18 quarterly installments of $200 each, with the last installment, together with a balloon installment of $3,900, payable in October 2025. Tranche B is repayable in 18 quarterly installments of $200 each, with the last installment, together with a balloon installment of $4,400, payable in December 2025. The Company is required to maintain a corporate leverage ratio (as defined therein), that will not be higher than 85% until the maturity. Each borrower is required to maintain minimum liquidity of $300 in its earnings account. In addition, the borrowers shall ensure that the market value of the vessels plus any additional security shall not be less than 130% of the aggregate outstanding loan amount.

On May 20, 2021, the Company entered into a facility agreement with Alpha Bank S.A. for a $37,450 term loan for the (i) refinancing of two existing loan facilities with Alpha Bank with an aggregate outstanding of $25,450 secured by the Leadership and the Squireship and (ii) financing of the previously unencumbered Lordship. The loan bears interest of LIBOR plus a margin of 3.5% and the term is four years. The repayment schedule comprises four quarterly installments of $1,500 followed by four quarterly installments of $1,250, an interim balloon of $4,500 payable together with the eighth installment, followed by eight quarterly installments of $875 and a final balloon of $14,950 payable together with the sixteenth installment. Under the terms of the loan agreement each of the borrowers is required to maintain average quarterly minimum liquidity of $500 in its earnings account. In addition, the borrowers shall ensure that the market value of the vessels plus any additional security shall not be less than 125% of the aggregate outstanding loan amount.

Other Financial Liabilities - Sale and Leaseback Transactions

On May 11, 2021, the Company entered into a $20,500 sale and leaseback agreement for the Flagship with Cargill for the purpose of financing part of the acquisition cost of the Flagship. The Company sold and chartered back the vessel from Cargill on a bareboat basis for a five-year period, having a purchase obligation at the end of the fifth year. Under ASC 842-40, the transaction was accounted for as a financial liability. The implied average applicable interest rate is equivalent to 2% per annum. The sale and leaseback agreement does not include any financial covenants or security value maintenance provisions. The Company has continuous options to buy back the vessel during the whole five-year sale and leaseback period at predetermined prices as set forth in the agreement and at the end of such period it has a purchase obligation at $10,000. Additionally, at the time of repurchase, if the market value of the vessel exceeds certain threshold prices, as set forth in the agreement, the Company will pay to Cargill 15% of the difference between the market price and such threshold prices. The Company has concluded that such contingent payment shall not be accrued in the consolidated financial statements, since information available does not indicate that it is probable that a liability has been incurred (i.e., buy back option) as of the latest balance sheet date and cannot be estimated. The charterhire principal amortizes in sixty monthly installments averaging approximately $175 each along with a balloon payment of $10,000, at maturity on May 10, 2026. The charterhire principal as of June 30, 2021, was $20,334.

On June 22, 2021, the Company entered into sale and leaseback agreements for the Hellasship and the Patriotship in the total amount of a $30,900 with CMBFL for the purpose of financing the outstanding acquisition price of both vessels. The Company sold and chartered back the vessels from two affiliates of CMBFL on a bareboat basis for a five-year period. The financings bear interest of LIBOR plus a margin of 3.5%. The Company is required to maintain a corporate leverage ratio, as defined in the sale and leaseback agreements, that will not be higher than 85% until the maturity. Additionally, each bareboat Charterer is required to maintain minimum liquidity of $550 in its earnings account. The bareboat charterers are also required to maintain a value maintenance ratio of at least 120% of the charterhire principals. The Company has the option to buy back the vessels between the end of the second year until the end of the fifth year at predetermined prices as defined in the agreement. Under ASC 842-40, the transaction was accounted for as a financial liability. The charterhire principal amortizes in twenty quarterly installments of $780 each along with a balloon payment of $15,300, at maturity on June 28, 2026. The charterhire principal as of June 30, 2021, was $30,900.

All of the Company’s secured facilities (i.e., long-term debt and other financial liabilities) bear either floating interest at LIBOR plus a margin or fixed interest.

Certain of the Company’s long-term debt and other financial liabilities contain financial covenants and undertakings requiring the Company to maintain various financial ratios, including:

•	a minimum borrower’s liquidity;
•	a minimum guarantor’s liquidity;
•	a security coverage requirement; and
•	a leverage ratio.

As of June 30, 2021, the Company was in compliance with all covenants relating to its loan facilities as at that date.

As of June 30, 2021, ten of the Company’s owned vessels, having a net carrying value of $201,211, were subject to first and second priority mortgages as collaterals to their long-term debt facilities. In addition, the Company’s five bareboat chartered vessels, having a net carrying value of $140,580 as of June 30, 2021, have been financed through sale and leaseback agreements.

Subordinated long-term debt

The Company refers to the First Jelco Loan, the Second Jelco Loan and the Fourth Jelco Loan (all mentioned below) as the “Jelco Loans”.

First Jelco Loan originally entered into on October 4, 2016

In February 2021, the Company fully repaid the outstanding balance of $5,900 of the First Jelco Loan using proceeds from (i) Class E warrants exercises during 2021 (Note 10) and (ii) its February 2021 registered direct offering (Note 10), pursuant to the mandatory prepayment terms of the Securities Purchase Agreement and Omnibus Supplemental Agreements entered into with Jelco Delta Holding Corp., or Jelco, in December 2020.

Second Jelco Loan originally entered into on May 24, 2017

In February 2021, the Company prepaid $100 of the outstanding balance of the Second Jelco Loan, using proceeds from (i) Class E warrants exercises during 2021 (Note 10) and (ii) its February 2021 registered direct offering (Note 10). On April 26, 2021, Jelco exercised its option to purchase 4,285,714 additional Units (with each unit consisting of one common share of the Company, or, at Jelco’s option, one pre-funded warrant in lieu of such common share, and one warrant to purchase one common share at an exercise price of $0.70) at a price of $0.70 per Unit in exchange for the settlement of principal under the Second Jelco Loan in an amount of $3,000 (i.e., an amount equal to the aggregate purchase price of the units) (Note 10). The issuance of units to Jelco and associated reduction in debt balance took place on May 6, 2021. On the same date, the unamortized costs of $424 related to the amount of $3,000 that was converted into 4,285,714 Units were fully amortized. As of June 30, 2021, an amount of $1,850, gross of deferred financing costs of $161, was outstanding under the Second Jelco Loan.

Fourth Jelco Loan originally entered into on March 26, 2019

In February 2021, the Company fully repaid the outstanding balance of $6,000 of the Fourth Jelco Loan using proceeds from (i) Class E warrants exercises during 2021 (Note 10) and (ii) its February 2021 registered direct offering (Note 10), pursuant to the mandatory prepayment terms of the Securities Purchase Agreement and Omnibus Supplemental Agreements entered into with Jelco in December 2020.

The annual principal payments required to be made after June 30, 2021 for all long-term debt and other financial liabilities, are as follows:

Twelve month periods ending June 30,	Amount
2022	32,102
2023	63,205
2024	30,206
2025	27,354
Thereafter	55,050
Total	207,917